Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other Expenses [Abstract]
Schedule of Expenses
The following table presents the components of other expenses for the periods indicated:

	Years Ended December 31,
(In millions)	2018	2017	2016
Professional services	$357	$340	$379
Sales advertising public relations	115	67	52
Insurance	97	118	93
Regulatory fees and assessments	87	106	82
Bank operations	70	80	62
Litigation	7	(15)	50
Other	443	233	245
Total other expenses	$1,176	$929	$963

Restructuring and Related Costs
The following table presents aggregate activity for the periods indicated:

(In millions)	Employee Related Costs	Real Estate Actions	Asset and Other Write-offs	Total
Accrual Balance at December 31, 2015	$9	$11	$3	$23
Accruals for Business Operations and Information Technology	(2)	—	—	(2)
Accruals for Beacon	94	18	30	142
Payments and other adjustments	(64)	(12)	(31)	(107)
Accrual Balance at December 31, 2016	$37	$17	$2	$56
Accruals for Beacon	186	32	27	245
Payments and Other Adjustments	(57)	(17)	(26)	(100)
Accrual Balance at December 31, 2017	$166	$32	$3	$201
Accruals for Beacon	(7)	—	—	(7)
Accruals for Repositioning Charges	259	41	—	300
Payments and Other Adjustments	(115)	(36)	(2)	(153)
Accrual Balance at December 31, 2018	$303	$37	$1	$341